Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005469
Average Annual Return [Line Items]
Average Annual Return, Percent	7.05%	6.06%		14.51%
Without Sales Load [Member] | C000169955
Average Annual Return [Line Items]
Average Annual Return, Percent	7.16%	6.16%	15.36%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%		11.72%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	12.12%
MSCI World IMI Communications Services 10/40 Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	19.69%	5.72%		6.85%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.87%	11.70%		12.28%
MSCI World IMI Communications Services 10/40 Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	19.69%	5.72%	6.68%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.87%	11.70%	12.67%